CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 18,743	$ 19,058	$ 22,177	$ 16,233	$ 16,275	$ 14,668
Non-controlling interest - in operating subsidiaries	(11,860)		(14,113)
Deficit	2,450		2,048
Accumulated other comprehensive income	218		(705)
Ownership changes	(537)		(398)
Invested Capital	$ 9,014	$ 9,011	$ 9,009	$ 8,204	$ 8,202	$ 8,156
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%